Vessels, net - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Vessel impairments	$ 0	$ (63,581)	$ 0
Net Book Value, ending balance	1,692,494	1,763,252
Vessels [Member]
Property, Plant and Equipment [Line Items]
beginning balance	2,361,435	2,102,167
Vessel additions on acquisition	63,332	376,586
Additions		23,096
Transfer to assets held for sale		(59,392)
Disposal	(26,758)	(4,750)
Write-offs of fully amortized assets	(9,497)	(12,691)
Vessel impairments		(63,581)
ending balance	2,388,512	2,361,435	2,102,167
beginning balance	598,183	556,479
Charge for the period	125,946	88,043
Transfer to assets held for sale		(33,448)
Disposals for the period	(18,614)	(200)
Write-offs of fully amortized assets	(9,497)	(12,691)
ending balance	696,018	598,183	556,479
Net Book Value, ending balance	1,692,494	1,763,252	1,545,688
Vessels [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
beginning balance	2,305,857	2,062,513
Vessel additions on acquisition	46,458	363,951
Additions		3,150
Transfer to assets held for sale		(55,877)
Disposal	(25,838)	(4,299)
Vessel impairments		(63,581)
ending balance	2,326,477	2,305,857	2,062,513
beginning balance	580,357	536,436
Charge for the period	107,905	76,481
Transfer to assets held for sale		(32,460)
Disposals for the period	(17,767)	(100)
ending balance	670,495	580,357	536,436
Net Book Value, ending balance	1,655,982	1,725,500	1,526,077
Vessels [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
beginning balance	55,578	39,654
Vessel additions on acquisition	16,874	12,635
Additions		19,946
Transfer to assets held for sale		(3,515)
Disposal	(920)	(451)
Write-offs of fully amortized assets	(9,497)	(12,691)
ending balance	62,035	55,578	39,654
beginning balance	17,826	20,043
Charge for the period	18,041	11,562
Transfer to assets held for sale		(988)
Disposals for the period	(847)	(100)
Write-offs of fully amortized assets	(9,497)	(12,691)
ending balance	25,523	17,826	20,043
Net Book Value, ending balance	$ 36,512	$ 37,752	$ 19,611